Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net
Summary of intangible assets, net

	As of December 31,
	2022	2023
	RMB	RMB
Brokerage licenses	14,558	60,558
Insurance adjusting license	2,293	2,293
Insurance agency license	35,130	35,130
Trademark and software copyright	2,142	77,042
Medical institution license	3,708	3,708
Total	57,831	178,731
Less: Accumulated amortization	(500)	(607)
Less: Impairment	(717)	(717)
Intangible assets, net	56,614	177,407